FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06-30-2011

        Check here if Amendment [ ]; Amendment Number: ______
                This Amendment (Check only one.): [ ] is a restatement.
                                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Great Northern Asset Management Inc.
        332 Minnesota Street W-2900
        St. Paul, MN 55101

Form 13F File Number: 28-12051

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jay E. Rothmeier
Title:  Managing Director
Phone:  651 222-6130 x4

Signature, Place, and Date of Signing:

/s/ Jay E. Rothmeier             St. Paul, MN                 August 11, 2011
--------------------             ------------                 ---------------
    [Signature]                  [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 50

Form 13F Information Table Value Total: $60,700
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

Great Northern Capital
Form 13F Information Table
30-Jun-11

                                                                                     INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                    TITLE OF CLASS   CUSIP         VALUE        SHARES DISCRETION MANAGERS   SOLE    SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
AMEDISYS INC                        COMMON STOCK   023436108 1,100,111.93    41,311     SOLE     NONE   40,591       0.00        720
APPLIED MICRO CIRCUITS CORP         COMMON STOCK   03822W406 1,155,051.62   130,367     SOLE     NONE  128,597       0.00      1,770
CALGON CARBON CORP                  COMMON STOCK   129603106 1,052,623.00    61,919     SOLE     NONE   61,119       0.00        800
CARDIOME PHARMA CORP                COMMON STOCK   14159U202 1,176,971.60   264,488     SOLE     NONE  260,698       0.00      3,790
CIRRUS LOGIC INC                    COMMON STOCK   172755100   809,103.30    50,887     SOLE     NONE   50,217       0.00        670
COINSTAR INC                        COMMON STOCK   19259P300 1,182,754.44    21,686     SOLE     NONE   21,416       0.00        270
CYBERONICS INC                      COMMON STOCK   23251P102 1,097,484.70    39,266     SOLE     NONE   38,726       0.00        540
ENERSYS                             COMMON STOCK   29275Y102   891,512.42    25,901     SOLE     NONE   25,571       0.00        330
EZCHIP SEMICONDUCTOR LTD            COMMON STOCK   M4146Y108 1,712,598.28    46,324     SOLE     NONE   45,704       0.00        620
EZCORP INC-CL A                     COMMON STOCK   302301106 1,111,363.00    31,240     SOLE     NONE   30,830       0.00        410
INTERDIGITAL INC                    COMMON STOCK   45867G101 1,134,608.75    27,775     SOLE     NONE   27,405       0.00        370
INTERSIL CORP-A                     COMMON STOCK   46069S109 1,191,811.80    92,748     SOLE     NONE   91,478       0.00      1,270
INTL FCSTONE INC                    COMMON STOCK   46116V105 1,241,053.02    51,262     SOLE     NONE   50,572       0.00        690
LINDSAY CORP                        COMMON STOCK   535555106 1,176,342.40    17,098     SOLE     NONE   16,858       0.00        240
LIVEPERSON INC                      COMMON STOCK   538146101 1,488,772.32   105,288     SOLE     NONE  103,918       0.00      1,370
LKQ CORP                            COMMON STOCK   501889208 1,449,560.40    55,560     SOLE     NONE   54,800       0.00        760
LUMINEX CORP                        COMMON STOCK   55027E102 1,452,759.00    69,510     SOLE     NONE   68,600       0.00        910
MAGELLAN HEALTH SERVICES INC        COMMON STOCK   559079207 1,471,520.68    26,882     SOLE     NONE   26,422       0.00        460
MANTECH INTERNATIONAL CORP-A        COMMON STOCK   564563104 1,309,457.18    29,479     SOLE     NONE   28,959       0.00        520
MARVELL TECHNOLOGY GROUP LTD        COMMON STOCK   G5876H105   283,930.95    19,230     SOLE     NONE   18,930       0.00        300
MAXWELL TECHNOLOGIES INC            COMMON STOCK   577767106 1,229,760.02    75,958     SOLE     NONE   74,918       0.00      1,040
MERIDIAN BIOSCIENCE INC             COMMON STOCK   589584101 1,006,013.86    41,726     SOLE     NONE   41,186       0.00        540
MFA FINANCIAL INC                   COMMON STOCK   55272X102 1,313,173.20   163,330     SOLE     NONE  161,020       0.00      2,310
MIPS TECHNOLOGIES INC               COMMON STOCK   604567107   930,873.74   134,714     SOLE     NONE  132,944       0.00      1,770
MYRIAD GENETICS INC                 COMMON STOCK   62855J104 1,488,617.79    65,549     SOLE     NONE   64,649       0.00        900
NACCO INDS-CL A                     COMMON STOCK   629579103 1,082,253.96    11,178     SOLE     NONE   11,038       0.00        140
NATIONAL BEVERAGE CORP              COMMON STOCK   635017106 1,337,838.00    91,320     SOLE     NONE   90,080       0.00      1,240
PANTRY INC                          COMMON STOCK   698657103 1,600,419.46    85,174     SOLE     NONE   83,714       0.00      1,460
PMC - SIERRA INC                    COMMON STOCK   69344F106 1,388,300.15   183,395     SOLE     NONE  180,965       0.00      2,430
POWER INTEGRATIONS INC              COMMON STOCK   739276103 1,367,915.85    35,595     SOLE     NONE   35,125       0.00        470
PREPAID LEGAL SERVICES INC          COMMON STOCK   740065107   770,220.16    11,584     SOLE     NONE   11,304       0.00        280
QUANTA SERVICES INC                 COMMON STOCK   74762E102 1,180,649.60    58,448     SOLE     NONE   57,658       0.00        790
QUESTCOR PHARMACEUTICALS            COMMON STOCK   74835Y101 1,745,225.60    72,416     SOLE     NONE   71,446       0.00        970
SHANDA INTERACTIVE-SPON ADR         COMMON STOCK   81941Q203 1,184,558.82    30,522     SOLE     NONE   30,112       0.00        410
SILICON LABORATORIES INC            COMMON STOCK   826919102 1,268,456.18    30,743     SOLE     NONE   30,333       0.00        410
SOHU.COM INC                        COMMON STOCK   83408W103 1,021,030.56    14,128     SOLE     NONE   13,938       0.00        190
TARGACEPT INC                       COMMON STOCK   87611R306   989,552.55    46,965     SOLE     NONE   46,325       0.00        640
TECH DATA CORP                      COMMON STOCK   878237106 1,234,374.72    25,248     SOLE     NONE   24,908       0.00        340
TECHNE CORP                         COMMON STOCK   878377100 1,501,410.33    18,009     SOLE     NONE   17,759       0.00        250
TERADYNE INC                        COMMON STOCK   880770102 1,066,103.20    72,034     SOLE     NONE   71,054       0.00        980
TESSERA TECHNOLOGIES INC            COMMON STOCK   88164L100 1,257,476.10    73,365     SOLE     NONE   72,385       0.00        980
ULTRATECH INC                       COMMON STOCK   904034105 1,498,736.54    49,333     SOLE     NONE   48,663       0.00        670
URS CORP                            COMMON STOCK   903236107 1,284,351.18    28,707     SOLE     NONE   28,197       0.00        510
USA MOBILITY INC                    COMMON STOCK   90341G103 1,323,667.66    86,741     SOLE     NONE   85,231       0.00      1,510
VALUECLICK INC                      COMMON STOCK   92046N102 1,399,795.00    84,325     SOLE     NONE   83,175       0.00      1,150
VEECO INSTRS-DE                     COMMON STOCK   922417100 1,090,144.79    22,519     SOLE     NONE   22,209       0.00        310
VISTAPRINT NV                       COMMON STOCK   N93540107   902,785.95    18,867     SOLE     NONE   18,617       0.00        250
VOLTERRA SEMICONDUCTOR CORP         COMMON STOCK   928708106 1,339,161.30    54,305     SOLE     NONE   53,565       0.00        740
WORLD WRESTLING ENTERTAIN-A         COMMON STOCK   98156Q108 1,005,148.16   105,472     SOLE     NONE  104,032       0.00      1,440
WUXI PHARMATECH INC-ADR             COMMON STOCK   929352102 1,403,447.88    79,923     SOLE     NONE   78,833       0.00      1,090